Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary Of Basic And Diluted Earnings Loss Per Share
Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Loss for the year	(62,800)	(223,777)	(11,402)
Dilutive effects on earnings per share	—	—	—

Total loss for basic and diluted earnings per share	(62,800)	(223,777)	(11,402)

Number of shares	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	163,367	112,725	91,746

(In Euros)	December 31, 2022	December 31, 2021	December 31, 2020
Basic and diluted losses per share	(0.38)	(1.99)	(0.12)